Employee benefit (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Contribution Pension And Other Postretirements Plan Disclosure [Abstract]
Employee benefit expenses	¥ 14,220	¥ 12,659	¥ 10,848